Investments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ABCP [Member] CAD	Dec. 31, 2013 ABCP [Member] CAD
Schedule of Equity Method Investments [Line Items]
Investments in ABCP				107	107
Percentage of interest in an entity subject to shared control	76.00%
Sales to equity method investees	$ 135	$ 144	$ 171